Impairment of assets (Tables)	9 Months Ended
Mar. 31, 2025
Disclosure Of Impairment Of Assets [Abstract]
Impairment of assets

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000
Impairment of assets subsequently classified as held for sale	-	-	6,836	-
Impairment of revaluation of assets classified as held for sale	95	-	2,676	-
Impairment of mining hardware	-	-	106	-
Total impairment expense	95	-	9,618	-